Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Schedule of reconciliation of the basic and diluted loss per share computation

	For the years ended December 31,
	2023	2022	2021
Net loss attributable to ordinary shareholders of TROOPS	$(1,719)	$(346)	$(8,413)

Weighted average shares used in calculating loss per share – basic and diluted	101,597,998	101,597,998	101,563,623

Loss per share – basic and diluted	$(0.02)	$(0.01)	$(0.08)
Net loss per share – basic and diluted	$(0.02)	$(0.01)	$(0.08)